Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders' equity
Summary of appropriation in unrealized profit reserve

December 31, 2021
Net income for the year	131,116
Destination of the legal reserve (5%)	(31,154)
Distribution of income for the year	(6,556)
Appropriation in unrealized profit reserve	93,406

December 31, 2022
Net income for the year	161,493
Destination of the legal reserve (5%)	(38,355)
Distribution of income for the year	(8,075)
Appropriation in unrealized profit reserve	115,063

Summary of earning per share

		December	December
Earning per share	December 31, 2022	31, 2021	31, 2020
Earnings per share operations attributable to shareholders of the parent company before deductions	187,874	138,142	66,054
Number of ordinary shares	261,920,439	48,615,599	36,898,917
Basic earnings per share (in Reais)	0.72	2.84	1.79
Diluted earnings per share (in Reais)	0.72	2.84	1.79

Summary of capital transaction

Response
Inversiones Disal
Emergencias
Assets and liabilities acquired at fair value (*)
Cash and cash equivalents	1,005
Other assets	25,650
Other liabilities	(326)
Total identifiable net assets	26,329
Total amount of consideration transferred	144,430
(-) Cash acquired	(1,005)
(-) Assumed value of the obligation to pay	—
Cash paid, net of cash received/receivable	143,425

Determination of goodwill(*)
Total amount of consideration, net	144,430
Total identifiable net assets	(26,329)
Goodwill paid on expected future profitability	118,101
Date of additional acquisition	06/28/2021
Company that acquired control	Emergência Participações S.A.

Value of acquisition	US$26,185 (thousand)
Percentage acquired	99.99%